Share-based compensation - Accelerate! options (Detail)	12 Months Ended
	Dec. 31, 2019 € / shares	Dec. 31, 2019 $ / shares € / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 $ / shares
Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	934,707	934,707	934,707
United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	928,975	928,975	928,975
Accelerate options [Member] | Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	220,200	220,200	220,200	296,750	296,750
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares	€ 17.04	€ 17.04		€ 16.57
Number of share options exercised in share-based payment arrangement	76,550	76,550
Weighted average exercise price of share options exercised in share-based payment arrangement | € / shares	€ 15.24
Number of share options exercisable in share-based payment arrangement	220,200	220,200	220,200
Weighted average exercise price of share options exercisable in share-based payment arrangement | € / shares	€ 17.04	€ 17.04
Accelerate options [Member] | United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	75,000	75,000	75,000	123,300	123,300
Weighted average exercise price of share options outstanding in share-based payment arrangement			$ 20.02		$ 20.02
Number of share options exercised in share-based payment arrangement	40,800	40,800
Weighted average exercise price of share options exercised in share-based payment arrangement		€ 20.02
Number of share options exercisable in share-based payment arrangement	75,000	75,000	75,000
Weighted average exercise price of share options exercisable in share-based payment arrangement			$ 20.02
Number of share options expired in share-based payment arrangement	7,500	7,500
Weighted average exercise price of share options expired in share-based payment arrangement		€ 20.02